Reconciliation of Statutory Federal Income Tax Rate to Effective Rate (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013 Pro Forma [Member]
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	35.00%	35.00%
State income taxes, net of federal taxes		5.80%
Permanent items		(3.20%)
Effective income tax rate	0.80%	37.60%